FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 185.9	$ 149.1
Financial liabilities	1,440.3	2,189.9
Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	1,047.9	1,758.7
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	219.5	294.8
Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	1.8	5.9
Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.6
Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	171.1	129.9
Carrying amount
Disclosure of financial assets [line items]
Financial liabilities	1,438.5	2,183.4
Carrying amount | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	1,047.9	1,758.7
Carrying amount | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		294.8
Carrying amount | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Carrying amount | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0
Carrying amount | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	171.1	129.9
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.6
Financial liabilities at fair value through profit or loss, category [member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.6
Financial liabilities at fair value through profit or loss, category [member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial liabilities	1.8	5.9
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	1.8	5.9
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	12.0	23.4
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	8.4	9.1
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	165.4	115.0
Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.1	1.6
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets	158.8	98.5
Cash And Cash Equivalents1 [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		98.5
Cash And Cash Equivalents1 [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	3.4	10.3
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	3.4	10.3
Trade receivables [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade receivables [member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Receivables From Provisional Copper Sales [Member]
Disclosure of financial assets [line items]
Financial assets		14.0
Receivables From Provisional Copper Sales [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0
Receivables From Provisional Copper Sales [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0
Receivables From Provisional Copper Sales [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		14.0
Receivables From Provisional Copper Sales [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0
Investment Securities [Member]
Disclosure of financial assets [line items]
Financial assets	8.4	9.1
Investment Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	8.4	9.1
Investment Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Warrants
Disclosure of financial assets [line items]
Financial assets	2.8	0.5
Warrants | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Warrants | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Warrants | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2.8	0.5
Warrants | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	0.1	1.6
Derivative Assets, Hedging Instruments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Hedging Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Hedging Instruments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Hedging Instruments [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.1	1.6
Derivative Assets, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial assets	3.8	2.0
Derivative Assets, Non-Hedge [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3.8	2.0
Derivative Assets, Non-Hedge [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets	8.6	13.1
Other Financial Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	8.6	13.1
Other Financial Assets [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other Financial Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other Financial Assets [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	$ 0.0	$ 0.0